SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 43,837	$ 65,099
Work in process	633,329	1,247,634
Finished goods	1,835,648	2,475,971
Inventory, gross	2,512,814	3,788,704
Less: inventory allowance	(844,452)	(1,068,914)	$ (381,470)
Inventory, net	$ 1,668,362	$ 2,719,790